Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Schedule of contractual maturities of financial liabilities, excluding derivative liabilities and investment contracts, on an undiscounted cash flow basis

	31 Dec 2022 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesnote C5.1	4,261	509	124	370	2,598	1,024	—	—	750	5,375
Lease liabilities under IFRS 16note C5.2	299	101	76	127	28	9	—	—	—	341
Other operational borrowingsnote C5.2	516	516	—	—	—	—	—	—	—	516
Obligations under funding, securities lending and sale and repurchase agreements	582	582	—	—	—	—	—	—	—	582
Accruals, deferred income and other liabilities	8,777	6,258	—	—	—	—	—	—	2,519	8,777
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	4,193	4,193	—	—	—	—	—	—	—	4,193
Total financial liabilities	18,628	12,159	200	497	2,626	1,033	—	—	3,269	19,784

	31 Dec 2021 $m
		Contractual maturity profile for financial liabilities
	Total									Total
	carrying	1 year				10-15	15-20	Over	No stated	undiscounted
	value	or less	1-2 years	2-5 years	5-10 years	years	years	20 years	maturity	cash flows
Core structural borrowings of shareholder-financed businessesnote C5.1	6,127	1,872	551	702	1,817	1,642	—	—	750	7,334
Lease liabilities under IFRS 16note C5.2	347	110	81	135	45	11	—	—	—	382
Other operational borrowingsnote C5.2	514	514	—	—	—	—	—	—	—	514
Obligations under funding, securities lending and sale and repurchase agreements	223	223	—	—	—	—	—	—	—	223
Accruals, deferred income and other liabilities	7,983	5,972	—	—	—	—	—	—	2,011	7,983
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	5,664	5,664	—	—	—	—	—	—	—	5,664
Total financial liabilities	20,858	14,355	632	837	1,862	1,653	—	—	2,761	22,100

Schedule of maturity profile of net derivative positions

	Carrying value of net derivatives $m
			Net
	Derivative	Derivative	derivative
	assets	liabilities	position
31 Dec 2022	569	(1,001)	(432)
31 Dec 2021	481	(262)	219

Schedule of maturity profile for investment contracts

The table below shows the maturity profile for investment contracts based on undiscounted cash flow projections of expected benefit payments.

	Maturity profile for investment contracts $m
	Total							Total
	carrying	1 year					Over	undiscounted
	value	or less	1-5 years	5-10 years	10-15 years	15-20 years	20 years	cash flows
31 Dec 2022	420	11	369	98	22	8	4	512
31 Dec 2021	459	14	442	63	16	6	2	543

Schedule of gross and net information about financial instruments subject to master netting arrangements

	31 Dec 2022 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities
	sheet	instruments	collateral	collateral	Net amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	457	(179)	(217)	—	61
Reverse repurchase agreements	3,174	—	—	(3,174)	—
Total financial assets	3,631	(179)	(217)	(3,174)	61
Financial liabilities:
Derivative liabilities	(284)	179	27	6	(72)
Securities lending and repurchase agreements	(582)	—	13	566	(3)
Total financial liabilities	(866)	179	40	572	(75)

	31 Dec 2021 $m
	Gross amount	Related amounts not offset
	included in the	in the balance sheet
	balance	Financial	Cash	Securities	Net
	sheet	instruments	collateral	collateral	amount
	note (i)	note (ii)		note (iii)	note (iv)
Financial assets:
Derivative assets	170	(94)	(31)	(1)	44
Reverse repurchase agreements	2,135	—	—	(2,134)	1
Total financial assets	2,305	(94)	(31)	(2,135)	45
Financial liabilities:
Derivative liabilities	(165)	94	63	—	(8)
Securities lending and repurchase agreements	(222)	—	153	69	—
Total financial liabilities	(387)	94	216	69	(8)

Notes

(i)	The Group has not offset any of the amounts included in the balance sheet.
(ii)	Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)	Excludes initial margin amounts for exchange-traded derivatives.
(iv)

In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2022 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	447	3	450
Equity securities and holdings in collective investment schemes	49,725	7,130	824	57,679
Debt securities	57,215	19,736	38	76,989
Derivative assets	82	487	—	569
Derivative liabilities	(778)	(223)	—	(1,001)
Total financial investments, net of derivative liabilities	106,244	27,577	865	134,686
Investment contract liabilities without discretionary participation features	—	(741)	—	(741)
Net asset value attributable to unit holders of consolidated investment funds	(4,193)	—	—	(4,193)
Total financial instruments at fair value	102,051	26,836	865	129,752
Percentage of total (%)	78%	21%	1%	100%

Analysed by business type:
Financial investments net of derivative liabilities, at fair value
With-profits	65,880	14,605	748	81,233
Unit-linked	21,319	1,851	4	23,174
Non-linked shareholder-backed business	19,045	11,121	113	30,279
Total financial investments net of derivative liabilities, at fair value	106,244	27,577	865	134,686
Percentage of total (%)	78%	21%	1%	100%

Total financial investments net of derivative liabilities, at fair value	106,244	27,577	865	134,686
Other financial liabilities at fair value	(4,193)	(741)	—	(4,934)
Total financial instruments at fair value	102,051	26,836	865	129,752

	31 Dec 2021 $m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	616	5	621
Equity securities and holdings in collective investment schemes	54,107	6,917	577	61,601
Debt securities	76,049	22,987	58	99,094
Derivative assets	359	122	—	481
Derivative liabilities	(146)	(116)	—	(262)
Total financial investments, net of derivative liabilities	130,369	30,526	640	161,535
Investment contract liabilities without discretionary participation features	—	(814)	—	(814)
Net asset value attributable to unit holders of consolidated investment funds	(5,618)	(46)	—	(5,664)
Total financial instruments at fair value	124,751	29,666	640	155,057
Percentage of total (%)	81%	19%	0%	100%

Analysed by business type:
Financial investments net of derivative liabilities, at fair value
With-profits	82,489	15,438	506	98,433
Unit-linked	24,024	2,343	5	26,372
Non-linked shareholder-backed business	23,856	12,745	129	36,730
Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Percentage of total (%)	81%	19%	0%	100%

Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Other financial liabilities at fair value	(5,618)	(860)	—	(6,478)
Total financial instruments at fair value	124,751	29,666	640	155,057

Notes

(i)	Of the total level 2 debt securities of $19,736 million at 31 December 2022 (31 December 2021: $22,987 million), $37 million (31 December 2021: $24 million) are valued internally.
(ii)

At 31 December 2022, the Group held $865 million (31 December 2021: $640 million) of net financial instruments at fair value within level 3. This represents less than 1 per cent of the total fair-valued financial assets, net of financial liabilities, for both years and comprises the following items:

–

Equity securities and holdings in collective investment schemes of $824 million (31 December 2021: $557 million) consisting primarily of property and infrastructure funds held by the participating funds, which are externally valued using the net asset value of the invested entities. Equity securities of $1 million (31 December 2021: $1 million) are internally valued, representing less than 0.1 per cent for all periods of the total fair-valued financial assets net of financial liabilities. Internal valuations are inherently more subjective than external valuations; and

–	Other sundry individual financial instruments of a net asset of $41 million (31 December 2021: net asset of $63 million).

Of the net financial instruments of $865 million at 31 December 2022 (31 December 2021: $640 million) referred to above:

–

A net asset of $752 million (31 December 2021: $511 million) is held by the Group’s with-profits and unit-linked funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and

–

A net asset of $113 million (31 December 2021: $129 million) is held to support non-linked shareholder-backed business, of which $111 million (31 December 2021: $112 million) are primarily private equity investments and corporate bonds externally valued using the net asset value of the invested entities and external prices adjusted to reflect the specific known conditions relating to these bonds (eg distressed securities) and are therefore inherently less subjective than internal valuations. If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(11) million (31 December 2021: $(13) million), which would reduce shareholders’ equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	2022 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	5	577	58	640
Total losses in income statementnote	(2)	(31)	(2)	(35)
Total losses recorded in other comprehensive income	—	(6)	(3)	(9)
Purchases and other additions	—	305	—	305
Sales	—	(21)	—	(21)
Transfers out of level 3	—	—	(15)	(15)
Balance at 31 Dec	3	824	38	865

	2021 $m
		Equity
		securities
		and holdings
		in collective
		investment	Debt
	Loans	schemes	securities	Group total
Balance at 1 Jan	6	445	33	484
Total (losses) gains in income statementnote	(1)	6	(3)	2
Total losses recorded in other comprehensive income	—	(5)	(2)	(7)
Purchases and other additions	—	143	—	143
Transfers (out of) into level 3	—	(12)	30	18
Balance at 31 Dec	5	577	58	640

Note

Of the total net losses in the income statement of $(35) million in 2022 (2021: net gains of $2 million), $(12) million (2021: $2 million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2022 $m	2021 $m
Loans	(2)	(1)
Equity securities and holdings in collective investment schemes	(8)	6
Debt securities	(2)	(3)
Total net (losses) gains	(12)	2

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year

	2022 $m	2021 $m
Loans	(2)	(1)
Equity securities and holdings in collective investment schemes	(8)	6
Debt securities	(2)	(3)
Total net (losses) gains	(12)	2

Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2022 $m		31 Dec 2021 $m
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	2,086	2,207	1,941	2,152
Liabilities
Core structural borrowings of shareholder-financed businesses	(4,261)	(3,834)	(6,127)	(6,565)
Operational borrowings (excluding lease liabilities)	(516)	(516)	(514)	(514)
Obligations under funding, securities lending and sale and repurchase agreements	(582)	(582)	(223)	(223)
Total net financial liabilities at amortised cost	(3,273)	(2,725)	(4,923)	(5,150)